Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Debt instruments held [abstract]
Disclosure of detailed information about borrowings [text block]
	As of December 31
in 000€	2019	2018	2017
K€35,000 EIB bank loan	35,000	10,000	−
K€28,000 acquisition bank loan	21,612	24,576	27,513
K€18,000 secured bank loans	17,429	17,739	17,575
K€12,300 bank loans ACTech	11,850	12,300	9,247
K€8,750 other facility loans	3,599	4,299	4,982
Bank investment loans - top 20 outstanding	22,132	23,801	21,441
Bank investment loans - other	4,429	3,808	2,289
Lease liabilities (2018 and 2017: Finance leases)	9,876	6,809	9,164
Institutional loan	824	1,492	1,105
Convertible bonds	1,000	1,000	1,000
Related party loan	187	214	241
Total loans and borrowings	127,938	106,038	94,557
Current	16,838	13,598	12,769
Non-Current	111,100	92,440	81,788

Disclosure of reconciliation of liabilities arising from financing activities [text block]
	For the year ended December 31
in 000€	2019	2018	2017
At January 1,	106,038	94,557	33,806
Proceeds from loans & borrowings	29,000	32,554	54,319
Repayment of loans & borrowings	(12,126)	(18,820)	(11,904)
New leases	8,326	792	2,906
Repayment of leases	(5,283)	(3,102)	(2,947)
Loans acquired from business combination	2,076	−	18,205
Net foreign exchange movements	(92)	57	172
At December 31,	127,938	106,038	94,557